SCHEDULE OF DERIVATIVE COMPONENTS VALUATION ASSUMPTIONS (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2025 $ / shares	Sep. 30, 2024 $ / shares	Mar. 31, 2025 $ / shares	Mar. 31, 2024 $ / shares
Minimum [Member]
Derivative [Line Items]
Stock price			$ 0.24	$ 0.98
Minimum [Member] | Series A Preferred Stock [Member]
Derivative [Line Items]
Stock price	$ 0.26	$ 0.24
Minimum [Member] | Series B Preferred Stock [Member]
Derivative [Line Items]
Stock price	0.29	0.24
Maximum [Member]
Derivative [Line Items]
Stock price			$ 1.34	$ 3.82
Maximum [Member] | Series A Preferred Stock [Member]
Derivative [Line Items]
Stock price	0.58	1.14
Maximum [Member] | Series B Preferred Stock [Member]
Derivative [Line Items]
Stock price	$ 0.69	$ 1.34
Measurement Input, Expected Dividend Rate [Member]
Derivative [Line Items]
Derivative liability, measurement input			12	12
Measurement Input, Expected Dividend Rate [Member] | Series A Preferred Stock [Member]
Derivative [Line Items]
Derivative liability, measurement input	12	12
Measurement Input, Expected Dividend Rate [Member] | Series B Preferred Stock [Member]
Derivative [Line Items]
Derivative liability, measurement input	12	12
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability, measurement input			3.7	4.7
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member] | Series A Preferred Stock [Member]
Derivative [Line Items]
Derivative liability, measurement input	3.8	4.1
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member] | Series B Preferred Stock [Member]
Derivative [Line Items]
Derivative liability, measurement input	3.7	3.7
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability, measurement input			5.1	13.7
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member] | Series A Preferred Stock [Member]
Derivative [Line Items]
Derivative liability, measurement input	4.3	5.1
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member] | Series B Preferred Stock [Member]
Derivative [Line Items]
Derivative liability, measurement input	4.4	5.1
Measurement Input, Price Volatility [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability, measurement input			91.2	71.9
Measurement Input, Price Volatility [Member] | Minimum [Member] | Series A Preferred Stock [Member]
Derivative [Line Items]
Derivative liability, measurement input	143.3	91.2
Measurement Input, Price Volatility [Member] | Minimum [Member] | Series B Preferred Stock [Member]
Derivative [Line Items]
Derivative liability, measurement input	121.7	126.4
Measurement Input, Price Volatility [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability, measurement input			194.2	119.1
Measurement Input, Price Volatility [Member] | Maximum [Member] | Series A Preferred Stock [Member]
Derivative [Line Items]
Derivative liability, measurement input	194.2	132.5
Measurement Input, Price Volatility [Member] | Maximum [Member] | Series B Preferred Stock [Member]
Derivative [Line Items]
Derivative liability, measurement input	185.8	182.2
Measurement Input, Expected Term [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability remaining term			2 months 1 day	3 months
Measurement Input, Expected Term [Member] | Minimum [Member] | Series A Preferred Stock [Member]
Derivative [Line Items]
Derivative liability remaining term	3 months	8 months 1 day
Measurement Input, Expected Term [Member] | Minimum [Member] | Series B Preferred Stock [Member]
Derivative [Line Items]
Derivative liability remaining term	2 months 19 days	11 months 19 days
Measurement Input, Expected Term [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability remaining term			2 years	2 years 3 days
Measurement Input, Expected Term [Member] | Maximum [Member] | Series A Preferred Stock [Member]
Derivative [Line Items]
Derivative liability remaining term	5 months 15 days	1 year 7 months 2 days
Measurement Input, Expected Term [Member] | Maximum [Member] | Series B Preferred Stock [Member]
Derivative [Line Items]
Derivative liability remaining term	1 year 6 months 18 days	2 years